Risk Management Section - ING bank portfolio - Summary Forborne Assets by Type (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets provisions [line items]
Forborne assets	€ 10,140	€ 11,819
% of total portfolio	1.40%	1.60%
Loan modification [Member] | Internal Credit Grades, Trigger 1 [Member]
Financial assets provisions [line items]
Forborne assets	€ 8,456	€ 9,752
% of total portfolio	1.10%	1.20%
Refinancing [Member] | Internal Credit Grades, Trigger 1 [Member]
Financial assets provisions [line items]
Forborne assets	€ 1,684	€ 2,066
% of total portfolio	0.20%	0.20%
Performing [member]
Financial assets provisions [line items]
Forborne assets	€ 5,959	€ 5,849
Performing [member] | Loan modification [Member] | Internal Credit Grades, Trigger 1 [Member]
Financial assets provisions [line items]
Forborne assets	4,837	4,562
Performing [member] | Refinancing [Member] | Internal Credit Grades, Trigger 1 [Member]
Financial assets provisions [line items]
Forborne assets	1,122	1,287
Non-performing [member]
Financial assets provisions [line items]
Forborne assets	4,181	5,969
Non-performing [member] | Loan modification [Member] | Internal Credit Grades, Trigger 1 [Member]
Financial assets provisions [line items]
Forborne assets	3,620	5,190
Non-performing [member] | Refinancing [Member] | Internal Credit Grades, Trigger 1 [Member]
Financial assets provisions [line items]
Forborne assets	€ 561	€ 779